SHAREHOLDER LETTER


Dear Shareholder:

We are pleased to bring you this annual report for the Franklin Templeton Fund Allocator Series (Conservative Target Fund, Moderate Target Fund and Growth Target Fund) for the year ended July 31, 2000.

ECONOMIC OVERVIEW

During the reporting period, the U.S. economy continued to grow at an impressive rate while rising productivity helped keep inflation at bay. However, the Federal Reserve Board (the Fed), concerned about future inflation, raised the federal funds target rate on five separate occasions. Although short-term rates increased, a decline in the supply of long-term Treasury securities caused long-term rates to drop, and the 30-year Treasury bond yield decreased from 6.10% at the beginning of the period to 5.78% at the end.

Despite rising short-term rates, domestic stock markets advanced during most of the period under review. The Dow Jones(R) Industrial Average was up 0.07%, the Standard & Poor's 500(R) (S&P 500(R)) Index rose 8.98%, and the technology-laden


CONTENTS


Shareholder Letter ........................................................    1

Fund Reports

 Franklin Templeton
 Conservative Target Fund .................................................    6

 Franklin Templeton
 Moderate Target Fund .....................................................   11

 Franklin Templeton
 Growth Target Fund .......................................................   16

Financial Highlights &
Statements of Investments .................................................   21

Financial Statements ......................................................   30

Notes to
Financial Statements ......................................................   33

Independent
Auditors' Report ..........................................................   37

Tax Information ...........................................................   38


FUND CATEGORY

  [PYRAMID GRAPH]

Nasdaq Composite Index returned 43.62%.(1) This positive performance occurred despite a major stock market correction in March and April, especially in the technology sector.

The bond market provided mixed results during the fiscal year. After trading sideways during the first six months, bond performance improved in the second half of the period. For the 12 months under review, the Lehman Brothers Aggregate Index posted a return of 5.97%.(2)

Elsewhere, many European economies improved, a number of Asian countries rebounded from recent economic crises, and most Latin American economies enjoyed an upswing due to increasing commodity prices. European, Pacific Rim and Latin American equity markets generally delivered attractive results, although the first six months of the period were clearly stronger than the second six months. Latin American and European markets led the way as the Morgan Stanley Capital International (MSCI) Latin America and European Indexes increased 23.82% and 12.52%, respectively, during the period.(3)

Within this environment, all three Target Funds significantly outperformed their benchmark equity indexes, the MSCI Europe, Australasia, Far East (EAFE) Index and S&P 500 Index.(4) This outstanding performance is due largely to the Funds' exposure to Franklin Aggressive Growth Fund, Franklin Small Cap Growth Fund I and Mutual European Fund. We are obviously pleased with the performance of these Funds over the past year. That having been said, all of us must recognize that the returns reported are historically unusual for each target category. We'll try our hardest to repeat, and even better, these numbers -- but none of us should expect, or rely on, the market conditions of the past several months to continue indefinitely.

1. Source: Standard and Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks. The average is found by adding the prices of the 30 stocks and dividing by a denominator that has been adjusted for stock splits, stock dividends, and substitutions of stocks. The S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq Composite Index is a broad-based capitalization-weighted index of all common stocks traded over the counter that are included in the Nasdaq quotation system. It excludes those listed on an exchange and those with only one market maker.

2. Source: Standard and Poor's Micropal. The Lehman Brothers Aggregate Index includes fixed rate debt issues rated investment grade or higher by Moody's, S&P, or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others. All returns are market-value weighted, inclusive of accrued interest.

3. Source: Standard and Poor's Micropal. The Morgan Stanley Capital International (MSCI) Latin America Index includes companies representing these seven Latin American countries: Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The MSCI European Index includes companies representing these 15 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Italy, Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom.

4. The MSCI Europe, Australasia, Far East Index includes approximately 1,000 companies representing the stock markets of 20 countries. The average company has a market capitalization of over $3 billion.



INVESTMENT STRATEGY

Throughout the reporting period, we maintained consistent exposure to the three broad asset classes in which the Funds invest (equity, fixed income, and short-term investments and other net assets) and focused on actively managing the selection of the underlying funds. The following asset class allocations are prescribed for each Target Fund:

                           SHORT-TERM INVESTMENTS
                             & OTHER NET ASSETS        EQUITY      FIXED INCOME
--------------------------------------------------------------------------------
Conservative Target Fund            20%                  40%            40%
Moderate Target Fund                10%                  55%            35%
Growth Target Fund                   5%                  80%            15%

Whenever possible, we attempt to hold the same Franklin Templeton funds in each of the three Target Funds' portfolios. However, underlying Franklin Templeton fund weightings differ based on each Target Fund's risk level. The broad equity allocation of all three Target Funds is generally diversified across investment styles, market capitalization sizes, and countries of investment. Maintaining similarity in the underlying

Franklin Templeton fund investments across the Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. We also improved our ability to determine and interpret the source of the returns.

Looking forward, we expect our portfolio management discipline to generate consistent investment results. However, security prices are always subject to volatility, and bad years can be mixed with good. Since no one can predict exactly how financial markets will perform, we believe it is important for investors to exercise patience and focus on their long-term investment goals, rather than on short-term market movements.

Sincerely,

/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Fund Allocator Series

--------------------------------------------------------------------------------
Effective February 1, 2000, T. Anthony Coffey assumed portfolio management responsibilities for the Franklin Templeton Fund Allocator Series. Mr. Coffey received a bachelor of arts degree in applied mathematics and economics from Harvard University and an M.B.A. from the University of California at Los Angeles. He is a Chartered Financial Analyst (CFA) and a member of the Security Analysts of San Francisco and the Association for Investment Management and Research (AIMR). Prior to joining Franklin, Mr. Coffey was an associate for Analysis Group, Inc., a consulting firm specializing in the use of economic analysis for litigation.
--------------------------------------------------------------------------------


FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Based on Total Net Assets
7/31/00

                                  [PIE CHART]

Fixed Income                                                               39.6%
Domestic Equity                                                            27.5%
Foreign Equity                                                             13.4%
Short-Term Investments & Other Net Assets                                  19.5%

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.
--------------------------------------------------------------------------------

During the 12 months under review, Franklin Templeton Conservative Target Fund - Class A provided a +18.77% cumulative total return, as shown in the Performance Summary on page 8. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities and short-term investments, as well as by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Conservative Target Fund's domestic equity exposure was 67.3% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on July 31, 2000, we held shares in large-, mid- and small-capitalization equity funds, representing both value and growth styles. Mutual Shares Fund, representing 10.8% of the Fund's total net assets, was our largest equity fund weighting.

During the reporting period, we modified the fixed income portion of the portfolio by increasing our exposure to Franklin U.S. Government Securities Fund in an effort to raise the average credit quality of the Fund's fixed income holdings. The remaining fixed income holdings were represented by shares in Franklin Strategic Income Fund and Franklin Bond Fund.

Looking forward, we expect to maintain the same relative allocation among the three primary asset classes. We believe the Fund will continue to benefit from our careful analysis and selection of underlying funds. We hope to decrease the volatility of its return by carefully allocating its assets to domestic and foreign equity fund holdings and various capitalization sizes and investment styles.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 23.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

TOP 5 FUND HOLDINGS
Franklin Templeton
Conservative Target Fund
7/31/00

                                                                      % OF TOTAL
FUND                                                                  NET ASSETS
--------------------------------------------------------------------------------
Franklin Institutional
Fiduciary Trust
Money Market Portfolio                                                   20.4%

Franklin U.S. Government
Securities Fund                                                          17.8%

Franklin Strategic
Income Fund                                                              13.4%

Mutual Shares Fund                                                       10.8%

Franklin Bond Fund                                                        8.4%


FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Past expense reductions by the Fund's manager increased the Fund's total returns.
--------------------------------------------------------------------------------

ONE-YEAR PERFORMANCE SUMMARY
AS OF 7/31/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return               +18.77%
Net Asset Value (NAV)               $12.13 (7/31/00)          $10.73 (7/31/99)
Change in NAV                       +$1.40

Distributions (8/1/99-7/31/00)      Dividend Income           $0.5288
                                    Short-Term Capital Gain   $0.0187
                                    Long-Term Capital Gain    $0.0413
                                    --------------------------------------------
                                    Total                     $0.5888

CLASS C
One-Year Total Return               +17.88%
Net Asset Value (NAV)               $12.03 (7/31/00)          $10.65 (7/31/99)
Change in NAV                       +$1.38

Distributions (8/1/99-7/31/00)      Dividend Income           $0.4458
                                    Short-Term Capital Gain   $0.0187
                                    Long-Term Capital Gain    $0.0413
                                    --------------------------------------------
                                    Total                     $0.5058

Franklin Templeton Conservative Target Fund paid distributions derived from long-term capital gains of 4.13 cents ($0.0413) per share in December 1999. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).


             Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 6/30/00

                                                                   INCEPTION
CLASS A                               1-YEAR         3-YEAR        (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +18.29%        +32.98%        +41.49%
Average Annual Total Return(2)        +11.48%         +7.81%         +8.58%
Value of $10,000 Investment(3)        $11,148        $12,529        $13,335

                                                                   INCEPTION
CLASS C                               1-YEAR         3-YEAR        (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +17.40%        +29.89%        +37.38%
Average Annual Total Return(2)        +15.22%         +8.73%         +9.20%
Value of $10,000 Investment(3)        $11,522        $12,855        $13,602

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund for the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

AVERAGE ANNUAL TOTAL RETURN
7/31/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                   +11.98%

3-Year                                                                    +6.81%

Since Inception (12/31/96)                                                +8.30%

AVERAGE ANNUAL TOTAL RETURN
7/31/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                   +15.69%

3-Year                                                                    +7.74%

Since Inception (12/31/96)                                                +8.89%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends and interest. One cannot invest directly in an index.

CLASS A (12/31/96 - 7/31/00)

The following line graph compares the performance of Franklin Templeton Conservative Target Fund's Class A shares to that of the Morgan Stanley Capital International Europe, Australia, Far East Index; Standard & Poor's 500 Index; Lehman Brothers Government/Credit Bond Index; and U.S. Treasury Bills, based on a $10,000 investment from 12/31/96 to 7/31/00.

      DATE         FT CONSERVATIVE TARGET      S&P 500         MSCI EAFE      LB GOV'T./CREDIT   U.S. TREASURY
      ----                                     -------
                       FUND - CLASS A                      (NET DIVIDENDS)       BOND INDEX          BILLS
                       --------------                      ---------------       ----------          -----
   12/31/1996              $ 9,425             $10,000         $10,000            $10,000           $10,000
   01/31/1997              $ 9,576             $10,625         $ 9,650            $10,012           $10,045
   02/28/1997              $ 9,585             $10,708         $ 9,808            $10,033           $10,083
   03/31/1997              $ 9,474             $10,268         $ 9,844            $ 9,914           $10,126
   04/30/1997              $ 9,502             $10,881         $ 9,896            $10,058           $10,169
   05/31/1997              $ 9,814             $11,543         $10,540            $10,152           $10,224
   06/30/1997              $10,028             $12,061         $11,121            $10,274           $10,262
   07/31/1997              $10,293             $13,021         $11,301            $10,588           $10,306
   08/31/1997              $10,189             $12,291         $10,457            $10,470           $10,351
   09/30/1997              $10,570             $12,965         $11,042            $10,634           $10,399
   10/31/1997              $10,351             $12,532         $10,193            $10,804           $10,438
   11/30/1997              $10,408             $13,112         $10,089            $10,861           $10,484
   12/31/1997              $10,513             $13,338         $10,177            $10,975           $10,529
   01/31/1998              $10,503             $13,486         $10,642            $11,130           $10,582
   02/28/1998              $10,797             $14,458         $11,325            $11,108           $10,623
   03/31/1998              $11,036             $15,198         $11,674            $11,142           $10,675
   04/30/1998              $11,095             $15,352         $11,766            $11,198           $10,724
   05/31/1998              $10,987             $15,088         $11,709            $11,318           $10,771
   06/30/1998              $10,988             $15,700         $11,798            $11,433           $10,815
   07/31/1998              $10,850             $15,532         $11,917            $11,442           $10,862
   08/31/1998              $10,219             $13,286         $10,440            $11,666           $10,913
   09/30/1998              $10,397             $14,138         $10,120            $11,999           $10,970
   10/31/1998              $10,526             $15,287         $11,174            $11,914           $11,013
   11/30/1998              $10,715             $16,214         $11,746            $11,985           $11,048
   12/31/1998              $10,826             $17,148         $12,209            $12,015           $11,093
   01/31/1999              $10,898             $17,865         $12,173            $12,101           $11,137
   02/28/1999              $10,754             $17,309         $11,883            $11,813           $11,172
   03/31/1999              $10,916             $18,001         $12,378            $11,872           $11,220
   04/30/1999              $11,185             $18,698         $12,880            $11,901           $11,262
   05/31/1999              $11,092             $18,257         $12,216            $11,779           $11,305
   06/30/1999              $11,273             $19,270         $12,693            $11,742           $11,347
   07/31/1999              $11,200             $18,669         $13,070            $11,709           $11,394
   08/31/1999              $11,211             $18,575         $13,118            $11,700           $11,438
   09/30/1999              $11,196             $18,066         $13,251            $11,805           $11,488
   10/31/1999              $11,501             $19,210         $13,748            $11,836           $11,533
   11/30/1999              $12,123             $19,600         $14,225            $11,829           $11,579
   12/31/1999              $13,021             $20,754         $15,502            $11,757           $11,632
   01/31/2000              $12,881             $19,713         $14,518            $11,753           $11,677
   02/29/2000              $13,950             $19,340         $14,908            $11,900           $11,730
   03/31/2000              $13,756             $21,231         $15,486            $12,073           $11,789
   04/30/2000              $13,245             $20,592         $14,672            $12,014           $11,849
   05/31/2000              $12,962             $20,170         $14,314            $12,003           $11,913
   06/30/2000              $13,335             $20,666         $14,874            $12,248           $11,964
   07/31/2000              $13,302             $20,344         $14,250            $12,378           $12,019

CLASS C (12/31/96 - 7/31/00)

The following line graph compares the performance of Franklin Templeton Conservative Target Fund's Class C shares to that of the Morgan Stanley Capital International Europe, Australia, Far East Index; Standard & Poor's 500 Index; Lehman Brothers Government/Credit Bond Index; and U.S. Treasury Bills, based on a $10,000 investment from 12/31/96 to 7/31/00.

      DATE         FT CONSERVATIVE TARGET     S&P 500      MSCI EAFE        LB GOV'T./CREDIT     U.S. TREASURY
      ----                                    -------
                       FUND - CLASS C                   (NET DIVIDENDS)        BOND INDEX            BILLS
                       --------------                   ---------------        ----------            -----
   12/31/1996             $ 9,901             $10,000        $10,000             $10,000            $10,000
   01/31/1997             $10,059             $10,625        $ 9,650             $10,012            $10,045
   02/28/1997             $10,050             $10,708        $ 9,808             $10,033            $10,083
   03/31/1997             $ 9,899             $10,268        $ 9,844             $ 9,914            $10,126
   04/30/1997             $ 9,929             $10,881        $ 9,896             $10,058            $10,169
   05/31/1997             $10,257             $11,543        $10,540             $10,152            $10,224
   06/30/1997             $10,472             $12,061        $11,121             $10,274            $10,262
   07/31/1997             $10,740             $13,021        $11,301             $10,588            $10,306
   08/31/1997             $10,611             $12,291        $10,457             $10,470            $10,351
   09/30/1997             $11,001             $12,965        $11,042             $10,634            $10,399
   10/31/1997             $10,771             $12,532        $10,193             $10,804            $10,438
   11/30/1997             $10,831             $13,112        $10,089             $10,861            $10,484
   12/31/1997             $10,932             $13,338        $10,177             $10,975            $10,529
   01/31/1998             $10,912             $13,486        $10,642             $11,130            $10,582
   02/28/1998             $11,209             $14,458        $11,325             $11,108            $10,623
   03/31/1998             $11,455             $15,198        $11,674             $11,142            $10,675
   04/30/1998             $11,506             $15,352        $11,766             $11,198            $10,724
   05/31/1998             $11,393             $15,088        $11,709             $11,318            $10,771
   06/30/1998             $11,385             $15,700        $11,798             $11,433            $10,815
   07/31/1998             $11,231             $15,532        $11,917             $11,442            $10,862
   08/31/1998             $10,572             $13,286        $10,440             $11,666            $10,913
   09/30/1998             $10,750             $14,138        $10,120             $11,999            $10,970
   10/31/1998             $10,874             $15,287        $11,174             $11,914            $11,013
   11/30/1998             $11,061             $16,214        $11,746             $11,985            $11,048
   12/31/1998             $11,171             $17,148        $12,209             $12,015            $11,093
   01/31/1999             $11,235             $17,865        $12,173             $12,101            $11,137
   02/28/1999             $11,085             $17,309        $11,883             $11,813            $11,172
   03/31/1999             $11,250             $18,001        $12,378             $11,872            $11,220
   04/30/1999             $11,508             $18,698        $12,880             $11,901            $11,262
   05/31/1999             $11,411             $18,257        $12,216             $11,779            $11,305
   06/30/1999             $11,586             $19,270        $12,693             $11,742            $11,347
   07/31/1999             $11,510             $18,669        $13,070             $11,709            $11,394
   08/31/1999             $11,510             $18,575        $13,118             $11,700            $11,438
   09/30/1999             $11,493             $18,066        $13,251             $11,805            $11,488
   10/31/1999             $11,798             $19,210        $13,748             $11,836            $11,533
   11/30/1999             $12,418             $19,600        $14,225             $11,829            $11,579
   12/31/1999             $13,338             $20,754        $15,502             $11,757            $11,632
   01/31/2000             $13,182             $19,713        $14,518             $11,753            $11,677
   02/29/2000             $14,274             $19,340        $14,908             $11,900            $11,730
   03/31/2000             $14,060             $21,231        $15,486             $12,073            $11,789
   04/30/2000             $13,534             $20,592        $14,672             $12,014            $11,849
   05/31/2000             $13,243             $20,170        $14,314             $12,003            $11,913
   06/30/2000             $13,602             $20,666        $14,874             $12,248            $11,964
   07/31/2000             $13,568             $20,344        $14,250             $12,378            $12,019

*Source: Standard and Poor's Micropal. The value of Treasuries is fixed; principal is guaranteed and interest is fixed. MSCI EAFE includes reinvested dividends, net of taxes withheld by foreign countries.


            Past performance does not guarantee future results.

FRANKLIN TEMPLETON
MODERATE TARGET FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.
--------------------------------------------------------------------------------

During the 12 months under review, Franklin Templeton Moderate Target Fund - Class A provided a +27.79% cumulative total return, as shown in the Performance Summary on page 13. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities and short-term investments, as well as by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Moderate Target Fund's domestic equity exposure was 69.6% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on July 31, 2000, we held shares in large-, mid- and small-capitalization equity funds, representing both value and growth styles. Franklin Aggressive Growth Fund, representing 14.2% of the Fund's total net assets, was our largest equity fund weighting.

ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
Based on Total Net Assets
7/31/00

                                  [PIE CHART]

Domestic Equity                                                            37.8%
Fixed Income                                                               36.1%
Foreign Equity                                                             16.5%
Short-Term Investments & Other Net Assets                                   9.6%

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 26.



TOP 5 FUND HOLDINGS
Franklin Templeton
Moderate Target Fund
7/31/00

                                                                      % OF TOTAL
FUND                                                                  NET ASSETS
--------------------------------------------------------------------------------
Franklin U.S. Government
Securities Fund                                                          17.4%

Franklin Aggressive
Growth Fund                                                              14.2%

Franklin Strategic
Income Fund                                                              12.2%

Franklin Small Cap
Growth Fund I                                                            10.4%

Franklin Institutional
Fiduciary Trust
Money Market Portfolio                                                   10.4%

During the reporting period, we modified the fixed income portion of the portfolio by increasing our exposure to Franklin U.S. Government Securities Fund in an effort to raise the average credit quality of the Fund's fixed income holdings. The remaining fixed income holdings were represented by shares in Franklin Strategic Income Fund and Franklin Bond Fund.

Looking forward, we expect to maintain the same relative allocation among the three primary asset classes. We believe the Fund will continue to benefit from our careful analysis and selection of underlying funds. We hope to decrease the volatility of its return by carefully allocating its assets to domestic and foreign equity fund holdings and various capitalization sizes and investment styles.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------



ONE-YEAR PERFORMANCE SUMMARY
AS OF 7/31/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                 +27.79%
Net Asset Value (NAV)                 $12.84 (7/31/00)          $10.44 (7/31/99)
Change in NAV                         +$2.40

Distributions (8/1/99-7/31/00)        Dividend Income           $0.4659


CLASS C
One-Year Total Return                 +26.84%
Net Asset Value (NAV)                 $12.67 (7/31/00)          $10.31 (7/31/99)
Change in NAV                         +$2.36

Distributions (8/1/99-7/31/00)        Dividend Income           $0.3794

ADDITIONAL PERFORMANCE
AS OF 6/30/00

                                                                      INCEPTION
CLASS A                               1-YEAR            3-YEAR        (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +27.86%           +41.10%        +53.99%

Average Annual Total Return(2)        +20.54%           +9.98%         +11.24%

Value of $10,000 Investment(3)        $12,054           $13,303        $14,514

                                                                      INCEPTION
CLASS C                               1-YEAR            3-YEAR        (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +27.11%           +37.91%        +49.13%

Average Annual Total Return(2)        +24.79%           +10.93%        +11.79%

Value of $10,000 Investment(3)        $12,479           $13,652        $14,765

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


FRANKLIN TEMPLETON
MODERATE TARGET FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Past expense reductions by the Fund's manager increased the Fund's total returns.
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund for the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

FRANKLIN TEMPLETON
MODERATE TARGET FUND

AVERAGE ANNUAL TOTAL RETURN
7/31/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                   +20.41%

3-Year                                                                    +8.31%

Since Inception (12/31/96)                                               +10.65%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends and interest. One cannot invest directly in an index.

CLASS A (12/31/96 - 7/31/00)

The following line graph compares the performance of Franklin Templeton Moderate Target Fund's Class A shares to that of the Morgan Stanley Capital International Europe, Australia, Far East Index; Standard & Poor's 500 Index; Lehman Brothers Government/Credit Bond Index; and U.S. Treasury Bills, based on a $10,000 investment from 12/31/96 to 7/31/00.

      DATE       FT MODERATE TARGET FUND      S&P 500          MSCI EAFE      LB GOV'T./CREDIT   U.S. TREASURY
      ----                          -----     -------
                        - CLASS A                           (NET DIVIDENDS)      BOND INDEX          BILLS
                        ---------                           ---------------      ----------          -----
   12/31/1996            $ 9,425              $10,000           $10,000            $10,000          $10,000
   01/31/1997            $ 9,670              $10,625           $ 9,650            $10,012          $10,045
   02/28/1997            $ 9,670              $10,708           $ 9,808            $10,033          $10,083
   03/31/1997            $ 9,589              $10,268           $ 9,844            $ 9,914          $10,126
   04/30/1997            $ 9,674              $10,881           $ 9,896            $10,058          $10,169
   05/31/1997            $10,061              $11,543           $10,540            $10,152          $10,224
   06/30/1997            $10,286              $12,061           $11,121            $10,274          $10,262
   07/31/1997            $10,655              $13,021           $11,301            $10,588          $10,306
   08/31/1997            $10,494              $12,291           $10,457            $10,470          $10,351
   09/30/1997            $10,966              $12,965           $11,042            $10,634          $10,399
   10/31/1997            $10,632              $12,532           $10,193            $10,804          $10,438
   11/30/1997            $10,660              $13,112           $10,089            $10,861          $10,484
   12/31/1997            $10,771              $13,338           $10,177            $10,975          $10,529
   01/31/1998            $10,720              $13,486           $10,642            $11,130          $10,582
   02/28/1998            $11,119              $14,458           $11,325            $11,108          $10,623
   03/31/1998            $11,451              $15,198           $11,674            $11,142          $10,675
   04/30/1998            $11,513              $15,352           $11,766            $11,198          $10,724
   05/31/1998            $11,318              $15,088           $11,709            $11,318          $10,771
   06/30/1998            $11,318              $15,700           $11,798            $11,433          $10,815
   07/31/1998            $11,051              $15,532           $11,917            $11,442          $10,862
   08/31/1998            $ 9,943              $13,286           $10,440            $11,666          $10,913
   09/30/1998            $10,164              $14,138           $10,120            $11,999          $10,970
   10/31/1998            $10,381              $15,287           $11,174            $11,914          $11,013
   11/30/1998            $10,619              $16,214           $11,746            $11,985          $11,048
   12/31/1998            $10,788              $17,148           $12,209            $12,015          $11,093
   01/31/1999            $10,884              $17,865           $12,173            $12,101          $11,137
   02/28/1999            $10,670              $17,309           $11,883            $11,813          $11,172
   03/31/1999            $10,909              $18,001           $12,378            $11,872          $11,220
   04/30/1999            $11,241              $18,698           $12,880            $11,901          $11,262
   05/31/1999            $11,134              $18,257           $12,216            $11,779          $11,305
   06/30/1999            $11,351              $19,270           $12,693            $11,742          $11,347
   07/31/1999            $11,243              $18,669           $13,070            $11,709          $11,394
   08/31/1999            $11,265              $18,575           $13,118            $11,700          $11,438
   09/30/1999            $11,244              $18,066           $13,251            $11,805          $11,488
   10/31/1999            $11,667              $19,210           $13,748            $11,836          $11,533
   11/30/1999            $12,481              $19,600           $14,225            $11,829          $11,579
   12/31/1999            $13,727              $20,754           $15,502            $11,757          $11,632
   01/31/2000            $13,561              $19,713           $14,518            $11,753          $11,677
   02/29/2000            $15,067              $19,340           $14,908            $11,900          $11,730
   03/31/2000            $14,767              $21,231           $15,486            $12,073          $11,789
   04/30/2000            $14,055              $20,592           $14,672            $12,014          $11,849
   05/31/2000            $13,665              $20,170           $14,314            $12,003          $11,913
   06/30/2000            $14,514              $20,666           $14,874            $12,248          $11,964
   07/31/2000            $14,369              $20,344           $14,250            $12,378          $12,019

             Past performance does not guarantee future results.

CLASS C (12/31/96 - 7/31/00)

The following line graph compares the performance of Franklin Templeton Moderate Target Fund's Class C shares to that of the Morgan Stanley Capital International Europe, Australia, Far East Index; Standard & Poor's 500 Index; Lehman Brothers Government/Credit Bond Index; and U.S. Treasury Bills, based on a $10,000 investment from 12/31/96 to 7/31/00.

      DATE        FT MODERATE TARGET FUND    S&P 500       MSCI EAFE       LB GOV'T./CREDIT   U.S. TREASURY
      ----                           -----   -------
                         - CLASS C                      (NET DIVIDENDS)        BOND INDEX          BILLS
                         ---------                      ---------------        ----------          -----
   12/31/1996             $ 9,901            $10,000         $10,000            $10,000          $10,000
   01/31/1997             $10,158            $10,625         $ 9,650            $10,012          $10,045
   02/28/1997             $10,149            $10,708         $ 9,808            $10,033          $10,083
   03/31/1997             $10,001            $10,268         $ 9,844            $ 9,914          $10,126
   04/30/1997             $10,080            $10,881         $ 9,896            $10,058          $10,169
   05/31/1997             $10,477            $11,543         $10,540            $10,152          $10,224
   06/30/1997             $10,707            $12,061         $11,121            $10,274          $10,262
   07/31/1997             $11,074            $13,021         $11,301            $10,588          $10,306
   08/31/1997             $10,905            $12,291         $10,457            $10,470          $10,351
   09/30/1997             $11,378            $12,965         $11,042            $10,634          $10,399
   10/31/1997             $11,028            $12,532         $10,193            $10,804          $10,438
   11/30/1997             $11,058            $13,112         $10,089            $10,861          $10,484
   12/31/1997             $11,177            $13,338         $10,177            $10,975          $10,529
   01/31/1998             $11,102            $13,486         $10,642            $11,130          $10,582
   02/28/1998             $11,519            $14,458         $11,325            $11,108          $10,623
   03/31/1998             $11,851            $15,198         $11,674            $11,142          $10,675
   04/30/1998             $11,894            $15,352         $11,766            $11,198          $10,724
   05/31/1998             $11,701            $15,088         $11,709            $11,318          $10,771
   06/30/1998             $11,683            $15,700         $11,798            $11,433          $10,815
   07/31/1998             $11,404            $15,532         $11,917            $11,442          $10,862
   08/31/1998             $10,248            $13,286         $10,440            $11,666          $10,913
   09/30/1998             $10,475            $14,138         $10,120            $11,999          $10,970
   10/31/1998             $10,690            $15,287         $11,174            $11,914          $11,013
   11/30/1998             $10,916            $16,214         $11,746            $11,985          $11,048
   12/31/1998             $11,091            $17,148         $12,209            $12,015          $11,093
   01/31/1999             $11,180            $17,865         $12,173            $12,101          $11,137
   02/28/1999             $10,958            $17,309         $11,883            $11,813          $11,172
   03/31/1999             $11,191            $18,001         $12,378            $11,872          $11,220
   04/30/1999             $11,525            $18,698         $12,880            $11,901          $11,262
   05/31/1999             $11,403            $18,257         $12,216            $11,779          $11,305
   06/30/1999             $11,617            $19,270         $12,693            $11,742          $11,347
   07/31/1999             $11,505            $18,669         $13,070            $11,709          $11,394
   08/31/1999             $11,516            $18,575         $13,118            $11,700          $11,438
   09/30/1999             $11,494            $18,066         $13,251            $11,805          $11,488
   10/31/1999             $11,920            $19,210         $13,748            $11,836          $11,533
   11/30/1999             $12,740            $19,600         $14,225            $11,829          $11,579
   12/31/1999             $14,008            $20,754         $15,502            $11,757          $11,632
   01/31/2000             $13,825            $19,713         $14,518            $11,753          $11,677
   02/29/2000             $15,346            $19,340         $14,908            $11,900          $11,730
   03/31/2000             $15,042            $21,231         $15,486            $12,073          $11,789
   04/30/2000             $14,307            $20,592         $14,672            $12,014          $11,849
   05/31/2000             $13,894            $20,170         $14,314            $12,003          $11,913
   06/30/2000             $14,765            $20,666         $14,874            $12,248          $11,964
   07/31/2000             $14,592            $20,344         $14,250            $12,378          $12,019

*Source: Standard and Poor's Micropal. The value of Treasuries is fixed; principal is guarantee and interest is fixed. MSCI EAFE includes reinvested dividends, net of taxes withheld by foreign countries.


AVERAGE ANNUAL TOTAL RETURN
7/31/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                   +24.63%

3-Year                                                                    +9.28%

Since Inception (12/31/96)                                               +11.13%


Past performance does not guarantee future results.

FRANKLIN TEMPLETON
GROWTH TARGET FUND


ASSET ALLOCATION
Franklin Templeton Growth Target Fund
Based on Total Net Assets
7/31/00

                                  [PIE CHART]

Domestic Equity                                                            55.6%
Foreign Equity                                                             25.9%
Fixed Income                                                               16.0%
Short-Term Investments & Other Net Assets                                   2.5%

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.
--------------------------------------------------------------------------------

During the 12 months under review, Franklin Templeton Growth Target Fund - Class A provided a +38.55% cumulative total return, as shown in the Performance Summary on page 18. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities and short-term investments, as well as the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Growth Target Fund's domestic equity exposure was 68.3% of its total equity weighting, with the balance represented by foreign equity.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 29.



The portfolio was diversified across capitalization size and investment style, and on July 31, 2000, we held shares in large-, mid- and small-capitalization equity funds, representing both value and growth styles. Franklin Aggressive Growth Fund, representing 20.3% of the Fund's total net assets, was our largest fund weighting.

During the reporting period, we modified the fixed income portion of the portfolio by increasing our exposure to Franklin U.S. Government Securities Fund in an effort to raise the average credit quality of the Fund's fixed income holdings. The remaining fixed income holdings were represented by shares in Franklin Strategic Income Fund and Franklin Bond Fund.

Looking forward, we expect to maintain the same relative allocation among the three primary asset classes. We believe the Fund will continue to benefit from our careful analysis and selection of underlying funds. We hope to decrease the volatility of its return by carefully allocating its assets to domestic and foreign equity fund holdings and various capitalization sizes and investment styles.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

TOP 5 FUND HOLDINGS
Franklin Templeton
Growth Target Fund
7/31/00

                                                                      % OF TOTAL
FUND                                                                  NET ASSETS
--------------------------------------------------------------------------------
Franklin Aggressive
Growth Fund                                                             20.3%

Franklin Small Cap
Growth Fund I                                                           15.2%

Mutual European Fund                                                    13.1%

Franklin Large Cap
Growth Fund                                                             12.4%

Templeton Latin
America Fund                                                             8.0%



FRANKLIN TEMPLETON
GROWTH TARGET FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Past expense reductions by the Fund's manager increased the Fund's total returns.
--------------------------------------------------------------------------------

ONE-YEAR PERFORMANCE SUMMARY
AS OF 7/31/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return              +38.55%
Net Asset Value (NAV)              $14.50 (7/31/00)             $11.01 (7/31/99)
Change in NAV                      +$3.49

Distributions (8/1/99-7/31/00)     Dividend Income              $0.3925
                                   Long-Term Capital Gain       $0.2876
                                   ---------------------------------------------
                                   Total                        $0.6801


CLASS C
One-Year Total Return              +37.64%
Net Asset Value (NAV)              $14.43 (7/31/00)             $10.92 (7/31/99)
Change in NAV                      +$3.51

Distributions (8/1/99-7/31/00)     Dividend Income              $0.2635
                                   Long-Term Capital Gain       $0.2876
                                   ---------------------------------------------
                                   Total                        $0.5511

Franklin Templeton Growth Target Fund paid distributions derived from long-term capital gains of 28.76 cents ($0.2876) per share in December 1999. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).


             Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 6/30/00

                                                                     INCEPTION
CLASS A                             1-YEAR           3-YEAR          (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)          +39.67%          +56.08%          +70.75%
Average Annual Total Return(2)      +31.63%          +13.72%          +14.58%

Value of $10,000 Investment(3)      $13,163          $14,707          $16,093

                                                                     INCEPTION
CLASS C                             1-YEAR           3-YEAR          (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)          +38.72%          +52.82%          +66.72%
Average Annual Total Return(2)      +36.36%          +14.80%          +15.42%
Value of $10,000 Investment(3)      $13,636          $15,129          $16,507

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund for the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

FRANKLIN TEMPLETON
GROWTH TARGET FUND

AVERAGE ANNUAL TOTAL RETURN
7/31/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                   +30.60%

3-Year                                                                   +11.67%

Since Inception (12/31/96)                                               +13.58%

AVERAGE ANNUAL TOTAL RETURN
7/31/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                   +35.27%

3-Year                                                                   +12.70%

Since Inception (12/31/96)                                               +14.36%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends and interest. One cannot invest directly in an index.

CLASS A (12/31/96 - 7/31/00)

The following line graph compares the performance of Franklin Templeton Growth Target Fund's Class A shares to that of the Morgan Stanley Capital International Europe, Australia, Far East Index; Standard & Poor's 500 Index; Lehman Brothers Government/Credit Bond Index; and U.S. Treasury Bills, based on a $10,000 investment from 12/31/96 to 7/31/00.

      DATE       FT GROWTH TARGET FUND    S&P 500        MSCI EAFE      LB GOV'T./CREDIT   U.S. TREASURY
      ----                        -----   -------
                       - CLASS A                      (NET DIVIDENDS)      BOND INDEX          BILLS
                       ---------                      ---------------      ----------          -----
   12/31/1996           $ 9,425           $10,000         $10,000           $10,000           $10,000
   01/31/1997           $ 9,774           $10,625         $ 9,650           $10,012           $10,045
   02/28/1997           $ 9,708           $10,708         $ 9,808           $10,033           $10,083
   03/31/1997           $ 9,510           $10,268         $ 9,844           $ 9,914           $10,126
   04/30/1997           $ 9,585           $10,881         $ 9,896           $10,058           $10,169
   05/31/1997           $10,047           $11,543         $10,540           $10,152           $10,224
   06/30/1997           $10,311           $12,061         $11,121           $10,274           $10,262
   07/31/1997           $10,679           $13,021         $11,301           $10,588           $10,306
   08/31/1997           $10,490           $12,291         $10,457           $10,470           $10,351
   09/30/1997           $11,037           $12,965         $11,042           $10,634           $10,399
   10/31/1997           $10,564           $12,532         $10,193           $10,804           $10,438
   11/30/1997           $10,573           $13,112         $10,089           $10,861           $10,484
   12/31/1997           $10,655           $13,338         $10,177           $10,975           $10,529
   01/31/1998           $10,616           $13,486         $10,642           $11,130           $10,582
   02/28/1998           $11,107           $14,458         $11,325           $11,108           $10,623
   03/31/1998           $11,490           $15,198         $11,674           $11,142           $10,675
   04/30/1998           $11,559           $15,352         $11,766           $11,198           $10,724
   05/31/1998           $11,294           $15,088         $11,709           $11,318           $10,771
   06/30/1998           $11,264           $15,700         $11,798           $11,433           $10,815
   07/31/1998           $10,960           $15,532         $11,917           $11,442           $10,862
   08/31/1998           $ 9,614           $13,286         $10,440           $11,666           $10,913
   09/30/1998           $ 9,848           $14,138         $10,120           $11,999           $10,970
   10/31/1998           $10,134           $15,287         $11,174           $11,914           $11,013
   11/30/1998           $10,420           $16,214         $11,746           $11,985           $11,048
   12/31/1998           $10,643           $17,148         $12,209           $12,015           $11,093
   01/31/1999           $10,809           $17,865         $12,173           $12,101           $11,137
   02/28/1999           $10,581           $17,309         $11,883           $11,813           $11,172
   03/31/1999           $10,892           $18,001         $12,378           $11,872           $11,220
   04/30/1999           $11,326           $18,698         $12,880           $11,901           $11,262
   05/31/1999           $11,192           $18,257         $12,216           $11,779           $11,305
   06/30/1999           $11,523           $19,270         $12,693           $11,742           $11,347
   07/31/1999           $11,388           $18,669         $13,070           $11,709           $11,394
   08/31/1999           $11,450           $18,575         $13,118           $11,700           $11,438
   09/30/1999           $11,444           $18,066         $13,251           $11,805           $11,488
   10/31/1999           $12,049           $19,210         $13,748           $11,836           $11,533
   11/30/1999           $13,133           $19,600         $14,225           $11,829           $11,579
   12/31/1999           $15,025           $20,754         $15,502           $11,757           $11,632
   01/31/2000           $14,776           $19,713         $14,518           $11,753           $11,677
   02/29/2000           $17,097           $19,340         $14,908           $11,900           $11,730
   03/31/2000           $16,606           $21,231         $15,486           $12,073           $11,789
   04/30/2000           $15,488           $20,592         $14,672           $12,014           $11,849
   05/31/2000           $14,869           $20,170         $14,314           $12,003           $11,913
   06/30/2000           $16,093           $20,666         $14,874           $12,248           $11,964
   07/31/2000           $15,778           $20,344         $14,250           $12,378           $12,019

CLASS C (12/31/96 - 7/31/00)

The following line graph compares the performance of Franklin Templeton Growth Target Fund's Class C shares to that of the Morgan Stanley Capital International Europe, Australia, Far East Index; Standard & Poor's 500 Index; Lehman Brothers Government/Credit Bond Index; and U.S. Treasury Bills, based on a $10,000 investment from 12/31/96 to 7/31/00.

      DATE        FT GROWTH TARGET FUND     S&P 500       MSCI EAFE       LB GOV'T./CREDIT   U.S. TREASURY
      ----                         ----     -------
                         - CLASS C                     (NET DIVIDENDS)       BOND INDEX          BILLS
                         ---------                     ---------------       ----------          -----
   12/31/1996             $ 9,901           $10,000         $10,000           $10,000           $10,000
   01/31/1997             $10,257           $10,625         $ 9,650           $10,012           $10,045
   02/28/1997             $10,188           $10,708         $ 9,808           $10,033           $10,083
   03/31/1997             $ 9,990           $10,268         $ 9,844           $ 9,914           $10,126
   04/30/1997             $10,069           $10,881         $ 9,896           $10,058           $10,169
   05/31/1997             $10,545           $11,543         $10,540           $10,152           $10,224
   06/30/1997             $10,802           $12,061         $11,121           $10,274           $10,262
   07/31/1997             $11,188           $13,021         $11,301           $10,588           $10,306
   08/31/1997             $10,980           $12,291         $10,457           $10,470           $10,351
   09/30/1997             $11,549           $12,965         $11,042           $10,634           $10,399
   10/31/1997             $11,053           $12,532         $10,193           $10,804           $10,438
   11/30/1997             $11,063           $13,112         $10,089           $10,861           $10,484
   12/31/1997             $11,126           $13,338         $10,177           $10,975           $10,529
   01/31/1998             $11,085           $13,486         $10,642           $11,130           $10,582
   02/28/1998             $11,589           $14,458         $11,325           $11,108           $10,623
   03/31/1998             $11,980           $15,198         $11,674           $11,142           $10,675
   04/30/1998             $12,041           $15,352         $11,766           $11,198           $10,724
   05/31/1998             $11,753           $15,088         $11,709           $11,318           $10,771
   06/30/1998             $11,722           $15,700         $11,798           $11,433           $10,815
   07/31/1998             $11,393           $15,532         $11,917           $11,442           $10,862
   08/31/1998             $ 9,985           $13,286         $10,440           $11,666           $10,913
   09/30/1998             $10,235           $14,138         $10,120           $11,999           $10,970
   10/31/1998             $10,523           $15,287         $11,174           $11,914           $11,013
   11/30/1998             $10,812           $16,214         $11,746           $11,985           $11,048
   12/31/1998             $11,039           $17,148         $12,209           $12,015           $11,093
   01/31/1999             $11,200           $17,865         $12,173           $12,101           $11,137
   02/28/1999             $10,964           $17,309         $11,883           $11,813           $11,172
   03/31/1999             $11,265           $18,001         $12,378           $11,872           $11,220
   04/30/1999             $11,717           $18,698         $12,880           $11,901           $11,262
   05/31/1999             $11,566           $18,257         $12,216           $11,779           $11,305
   06/30/1999             $11,900           $19,270         $12,693           $11,742           $11,347
   07/31/1999             $11,749           $18,669         $13,070           $11,709           $11,394
   08/31/1999             $11,814           $18,575         $13,118           $11,700           $11,438
   09/30/1999             $11,799           $18,066         $13,251           $11,805           $11,488
   10/31/1999             $12,414           $19,210         $13,748           $11,836           $11,533
   11/30/1999             $13,525           $19,600         $14,225           $11,829           $11,579
   12/31/1999             $15,462           $20,754         $15,502           $11,757           $11,632
   01/31/2000             $15,204           $19,713         $14,518           $11,753           $11,677
   02/29/2000             $17,579           $19,340         $14,908           $11,900           $11,730
   03/31/2000             $17,055           $21,231         $15,486           $12,073           $11,789
   04/30/2000             $15,901           $20,592         $14,672           $12,014           $11,849
   05/31/2000             $15,251           $20,170         $14,314           $12,003           $11,913
   06/30/2000             $16,507           $20,666         $14,874           $12,248           $11,964
   07/31/2000             $16,171           $20,344         $14,250           $12,378           $12,019

*Source: Standard and Poor's Micropal. The value of Treasuries is fixed; principal is guaranteed and interest is fixed. MSCI EAFE includes reinvested dividends, net of taxes withheld by foreign countries.


             Past performance does not guarantee future results.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                               CLASS A
                                                       --------------------------------------------------------
                                                                         YEAR ENDED JULY 31,
                                                       ------------------------------------------------------------
                                                          2000           1999           1998          1997(c)
                                                       ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    10.73     $    11.00     $    10.87     $    10.00
                                                       ------------------------------------------------------------
Income from investment operations:
 Net investment income(d)...........................          .58            .41            .39            .12
 Net realized and unrealized gains (losses) ........         1.41           (.08)           .18            .80
                                                       ------------------------------------------------------------
Total from investment operations ...................         1.99            .33            .57            .92
                                                       ------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.53)          (.41)          (.38)          (.05)
 Net realized gains ................................         (.06)          (.19)          (.06)            --
                                                       ------------------------------------------------------------
Total distributions ................................         (.59)          (.60)          (.44)          (.05)
                                                       ------------------------------------------------------------
Net asset value, end of year .......................   $    12.13     $    10.73     $    11.00     $    10.87
                                                       ============================================================

Total return(a).....................................        18.77%          3.23%          5.41%          9.21%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   18,050     $   14,850     $   11,637     $    1,609
Ratios to average net assets:
 Expenses ..........................................          .98%           .75%           .76%           .59%(b)
 Expenses excluding waiver and payments by affiliate          .99%           .83%          1.07%          3.64%(b)
 Net investment income .............................         4.95%          3.83%          3.88%          3.93%(b)
Portfolio turnover rate ............................       103.79%        218.87%        141.96%         33.30%

(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) Annualized.

(c) For the period December 31, 1996 (effective date) to July 31, 1997.

(d) Based on average shares outstanding effective year ended July 31, 1999.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)

                                                                               CLASS C
                                                       ---------------------------------------------------------------
                                                                         YEAR ENDED JULY 31,
                                                       ---------------------------------------------------------------
                                                          2000           1999           1998             1997(c)
                                                       ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    10.65     $    10.92     $    10.81       $    10.00
                                                       ---------------------------------------------------------------
Income from investment operations:
 Net investment income(d) ..........................          .50            .33            .33              .10
 Net realized and unrealized gains (losses) ........         1.39           (.08)           .15              .75
                                                       ---------------------------------------------------------------
Total from investment operations ...................         1.89            .25            .48              .85
                                                       ---------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.45)          (.33)          (.31)            (.04)
 Net realized gains ................................         (.06)          (.19)          (.06)              --
                                                       ---------------------------------------------------------------
Total distributions ................................         (.51)          (.52)          (.37)            (.04)
                                                       ---------------------------------------------------------------
Net asset value, end of year .......................   $    12.03     $    10.65     $    10.92       $    10.81
                                                       ===============================================================
Total return(a).....................................        17.88%          2.49%          4.56%            8.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   12,548     $   10,611     $   10,218       $    3,010
Ratios to average net assets:
 Expenses ..........................................         1.71%          1.50%          1.50%            1.48%(b)
 Expenses excluding waiver and payments by affiliate         1.72%          1.58%          1.81%            4.53%(b)
 Net investment income .............................         4.24%          3.13%          3.27%            3.04%(b)
Portfolio turnover rate ............................       103.79%        218.87%        141.96%           33.30%

(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) Annualized.

(c) For the period December 31, 1996 (effective date) to July 31, 1997.

(d) Based on average shares outstanding effective year ended July 31, 1999.


                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2000


FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                         SHARES        VALUE
-------------------------------------------------------------------------------------------
MUTUAL FUNDS (NOTE 3) 100.9%
CASH EQUIVALENTS 20.4%
Franklin Institutional Fiduciary Trust Money Market Portfolio      6,229,507   $  6,229,507
                                                                               ------------
FIXED INCOME 39.6%
Franklin Bond Fund ..........................................        272,317      2,567,954
Franklin Strategic Income Fund ..............................        415,392      4,099,918
Franklin U.S. Government Securities Fund ....................        833,768      5,461,178
                                                                               ------------
                                                                                 12,129,050
                                                                               ------------
DOMESTIC EQUITY 27.5%
Franklin Aggressive Growth Fund .............................         10,667        284,164
Franklin Large Cap Growth Fund ..............................        112,544      1,747,812
Franklin Natural Resources Fund .............................         49,001        786,463
Franklin Small Cap Growth Fund I ............................         49,400      2,292,164
Mutual Shares Fund ..........................................        168,547      3,296,779
                                                                               ------------
                                                                                  8,407,382
                                                                               ------------
FOREIGN EQUITY 13.4%
Mutual European Fund ........................................        117,170      2,057,499
Templeton Developing Markets Trust ..........................         56,421        710,905
Templeton Latin American Fund ...............................        117,231      1,325,878
                                                                               ------------
                                                                                  4,094,282
                                                                               ------------
TOTAL INVESTMENTS (COST $29,208,654) 100.9% .................                    30,860,221
OTHER ASSETS, LESS LIABILITIES (.9)% ........................                      (262,018)
                                                                               ------------
NET ASSETS 100.0% ...........................................                  $ 30,598,203
                                                                               ============


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                              CLASS A
                                                       --------------------------------------------------------------
                                                                         YEAR ENDED JULY 31,
                                                       --------------------------------------------------------------
                                                          2000           1999           1998             1997(c)
                                                       --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $    10.44     $    10.77     $    11.26       $    10.00
                                                       --------------------------------------------------------------
Income from investment operations:
 Net investment income(d) ..........................          .51            .33            .37              .17
 Net realized and unrealized gains (losses) ........         2.35           (.17)           .01             1.13
                                                       --------------------------------------------------------------
Total from investment operations ...................         2.86            .16            .38             1.30
                                                       --------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.47)          (.31)          (.38)            (.04)
 Net realized gains ................................           --           (.18)          (.49)              --
                                                       --------------------------------------------------------------
Total distributions ................................         (.47)          (.49)          (.87)            (.04)
                                                       --------------------------------------------------------------
Net asset value, end of year .......................   $    12.83     $    10.44     $    10.77       $    11.26
                                                       ==============================================================

Total return(a) ....................................        27.79%          1.74%          3.71%           13.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   41,348     $   28,694     $   23,028       $    6,498
Ratios to average net assets:
 Expenses ..........................................          .83%           .85%           .77%             .67%(b)
 Expenses excluding waiver and payments by affiliate          .83%           .85%           .94%            1.26%(b)
 Net investment income .............................         4.20%          3.23%          3.37%            2.69%(b)
Portfolio turnover rate ............................        85.78%        202.78%        124.87%          264.78%

(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) Annualized.

(c) For the period December 31, 1996 (effective date) to July 31, 1997.

(d) Based on average shares outstanding effective year ended July 31, 1998.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                               CLASS C
                                                       -------------------------------------------------------------
                                                                         YEAR ENDED JULY 31,
                                                       -------------------------------------------------------------
                                                          2000           1999           1998             1997(c)
                                                       -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $    10.31     $    10.65     $    11.16       $    10.00
                                                       -------------------------------------------------------------
Income from investment operations:
 Net investment income(d) ..........................          .41            .25            .30              .07
 Net realized and unrealized gains (losses) ........         2.33           (.17)            --             1.11
                                                       -------------------------------------------------------------
Total from investment operations ...................         2.74            .08            .30             1.18
                                                       -------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.38)          (.24)          (.32)            (.02)
 Net realized gains ................................           --           (.18)          (.49)              --
                                                       -------------------------------------------------------------
Total distributions ................................         (.38)          (.42)          (.81)            (.02)
                                                       -------------------------------------------------------------
Net asset value, end of year .......................   $    12.67     $    10.31     $    10.65       $    11.16
                                                       =============================================================

Total return(a) ....................................        26.84%           .88%          2.98%           11.84%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   35,506     $   24,419     $   19,501       $    4,695
Ratios to average net assets:
 Expenses ..........................................         1.57%          1.60%          1.50%            1.50%(b)
 Expenses excluding waiver and payments by affiliate         1.57%          1.60%          1.68%            2.09%(b)
 Net investment income .............................         3.40%          2.51%          2.75%            1.86%(b)
Portfolio turnover rate ............................        85.78%        202.78%        124.87%          264.78%

(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) Annualized.

(c) For the period December 31, 1996 (effective date) to July 31, 1997.

(d) Based on average shares outstanding effective year ended July 31, 1998.


                       See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2000


FRANKLIN TEMPLETON MODERATE TARGET FUND                              SHARES       VALUE
--------------------------------------------------------------------------------------------
MUTUAL FUNDS (NOTE 3) 100.8%
CASH EQUIVALENTS 10.4%
Franklin Institutional Fiduciary Trust Money Market Portfolio      8,031,103   $  8,031,103
                                                                               ------------
FIXED INCOME 36.1%
Franklin Bond Fund ..........................................        533,707      5,032,857
Franklin Strategic Income Fund ..............................        946,336      9,340,341
Franklin U.S. Government Securities Fund ....................      2,036,285     13,337,665
                                                                               ------------
                                                                                 27,710,863
                                                                               ------------
DOMESTIC EQUITY 37.8%
Franklin Aggressive Growth Fund .............................        410,722     10,941,643
Franklin Large Cap Growth Fund ..............................        404,611      6,283,602
Franklin Natural Resources Fund .............................        167,968      2,695,890
Franklin Small Cap Growth Fund I ............................        173,064      8,030,154
Mutual Shares Fund ..........................................         55,611      1,087,751
                                                                               ------------
                                                                                 29,039,040
                                                                               ------------
FOREIGN EQUITY 16.5%
Mutual European Fund ........................................        356,179      6,254,511
Templeton Developing Markets Trust ..........................        160,133      2,017,671
Templeton Latin American Fund ...............................        388,722      4,396,443
                                                                               ------------
                                                                                 12,668,625
                                                                               ------------
TOTAL INVESTMENTS (COST $66,836,006) 100.8% .................                    77,449,631
                                                                               ------------
OTHER ASSETS, LESS LIABILITIES (.8)% ........................                      (595,644)
                                                                               ------------
NET ASSETS 100.0% ...........................................                  $ 76,853,987
                                                                               ============


                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                               CLASS A
                                                       --------------------------------------------------------------
                                                                         YEAR ENDED JULY 31,
                                                       --------------------------------------------------------------
                                                          2000           1999           1998             1997(c)
                                                       --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    11.01     $    11.16     $    11.33       $    10.00
                                                       --------------------------------------------------------------
Income from investment operations:
 Net investment income(d) ..........................          .40            .28            .33              .05
 Net realized and unrealized gains (losses) ........         3.77            .11           (.05)            1.28
                                                       --------------------------------------------------------------
Total from investment operations ...................         4.17            .39            .28             1.33
                                                       --------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.39)          (.25)          (.30)              --
 Net realized gains ................................         (.29)          (.29)          (.15)              --
                                                       --------------------------------------------------------------
Total distributions ................................         (.68)          (.54)          (.45)              --
                                                       --------------------------------------------------------------
Net asset value, end of year .......................   $    14.50     $    11.01     $    11.16       $    11.33
                                                       ==============================================================

Total return(a) ....................................        38.55%          3.91%          2.63%           13.30%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   66,445     $   40,839     $   27,042       $    9,638
Ratios to average net assets:
 Expenses ..........................................          .84%           .75%           .75%             .73%(b)
 Expenses excluding waiver and payments by affiliate          .85%           .86%           .98%            2.19%(b)
 Net investment income .............................         2.93%          2.61%          2.80%            2.65%(b)
Portfolio turnover rate ............................        73.82%        207.65%        118.19%           65.52%

(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) Annualized.

(c) For the period December 31, 1996 (effective date) to July 31, 1997.

(d) Based on average shares outstanding effective year ended July 31, 1999.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)

                                                                               CLASS C
                                                       -------------------------------------------------------------
                                                                         YEAR ENDED JULY 31,
                                                       -------------------------------------------------------------
                                                          2000           1999           1998             1997(c)
                                                       -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    10.92     $    11.08     $    11.30       $    10.00
                                                       -------------------------------------------------------------
Income from investment operations:
 Net investment income(d) ..........................          .29            .21            .24              .04
 Net realized and unrealized gains (losses) ........         3.77            .10           (.05)            1.26
                                                       -------------------------------------------------------------
Total from investment operations ...................         4.06            .31            .19             1.30
                                                       -------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.26)          (.18)          (.26)              --
 Net realized gains ................................         (.29)          (.29)          (.15)              --
                                                       -------------------------------------------------------------
Total distributions ................................         (.55)          (.47)          (.41)              --
                                                       -------------------------------------------------------------
Net asset value, end of year .......................   $    14.43     $    10.92     $    11.08       $    11.30
                                                       =============================================================

Total return(a) ....................................        37.64%          3.12%          1.84%           13.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   38,666     $   21,902     $   20,752       $    4,733
Ratios to average net assets:
 Expenses ..........................................         1.59%          1.50%          1.50%            1.49%(b)
 Expenses excluding waiver and payments by affiliate         1.60%          1.61%          1.73%            2.95%(b)
 Net investment income .............................         2.16%          2.00%          1.97%            1.89%(b)
Portfolio turnover rate ............................        73.82%        207.65%        118.19%           65.52%

(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) Annualized.

(c) For the period December 31, 1996 (effective date) to July 31, 1997.

(d) Based on average shares outstanding effective year ended July 31, 1999.


                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2000

FRANKLIN TEMPLETON GROWTH TARGET FUND                                SHARES        VALUE
--------------------------------------------------------------------------------------------
MUTUAL FUNDS (NOTE 3) 102.6%
CASH EQUIVALENTS 5.1%
Franklin Institutional Fiduciary Trust Money Market Portfolio       5,341,831  $   5,341,831
                                                                               -------------
FIXED INCOME 16.0%
Franklin Bond Fund ..........................................         336,816      3,176,177
Franklin Strategic Income Fund ..............................         605,562      5,976,903
Franklin U.S. Government Securities Fund ....................       1,166,607      7,641,282
                                                                               -------------
                                                                                  16,794,362
                                                                               -------------
DOMESTIC EQUITY 55.6%
Franklin Aggressive Growth Fund .............................         800,284     21,319,571
Franklin Large Cap Growth Fund ..............................         836,995     12,998,543
Franklin Natural Resources Fund .............................         352,890      5,663,897
Franklin Small Cap Growth Fund I ............................         345,325     16,023,122
Mutual Shares Fund ..........................................         129,400      2,531,071
                                                                               -------------
                                                                                  58,536,204
                                                                               -------------
FOREIGN EQUITY 25.9%
Mutual European Fund ........................................         784,750     13,780,214
Templeton Developing Markets Fund ...........................         395,299      4,980,768
Templeton Latin America Fund ................................         747,686      8,456,340
                                                                               -------------
                                                                                  27,217,322
                                                                               -------------
TOTAL INVESTMENTS (COST $88,221,694) 102.6% .................                    107,889,719
OTHER ASSETS, LESS LIABILITIES (2.6)% .......................                     (2,779,101)
                                                                               -------------
NET ASSETS 100.0% ...........................................                  $ 105,110,618
                                                                               =============



                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2000

                                                        FRANKLIN TEMPLETON  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                           CONSERVATIVE          MODERATE              GROWTH
                                                            TARGET FUND         TARGET FUND          TARGET FUND
                                                        -----------------------------------------------------------
Assets:
 Investments in securities:
  Cost ...............................................      $29,208,654         $66,836,006         $  88,221,694
                                                        ===========================================================
  Value ..............................................       30,860,221          77,449,631           107,889,719
 Receivables:
  Capital shares sold ................................           40,868             308,884               209,137
 Organization costs ..................................           19,361              19,361                19,361
                                                        -----------------------------------------------------------
     Total assets ....................................       30,920,450          77,777,876           108,118,217
                                                        -----------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ............................          231,658             752,280             2,818,640
  Affiliates .........................................           55,642             116,088               150,218
  Shareholders .......................................           25,755              44,004                29,779
 Other liabilities ...................................            9,192              11,517                 8,962
                                                        -----------------------------------------------------------
     Total liabilities ...............................          322,247             923,889             3,007,599
                                                        -----------------------------------------------------------
          Net assets, at value .......................      $30,598,203         $76,853,987         $ 105,110,618
                                                        ===========================================================
Net assets consist of:
 Undistributed net investment income .................      $   275,409         $   533,982         $     560,129
 Net unrealized appreciation .........................        1,651,567          10,613,625            19,668,025
 Accumulated net realized gain (loss) ................          950,532               8,595               (50,643)
 Capital shares ......................................       27,720,695          65,697,785            84,933,107
                                                        -----------------------------------------------------------
          Net assets, at value .......................      $30,598,203         $76,853,987         $ 105,110,618
                                                        ===========================================================

CLASS A:
 Net assets, at value ................................      $18,049,726         $41,347,504         $  66,445,097
                                                        ===========================================================
 Shares outstanding ..................................        1,487,732           3,222,551             4,582,546
                                                        ===========================================================
 Net asset value per share* ..........................      $     12.13         $     12.83         $       14.50
                                                        ===========================================================
 Maximum offering price per share (net asset value per
  share / 94.25%) ....................................      $     12.87         $     13.61         $       15.38
                                                        ===========================================================

CLASS C:
 Net assets, at value ................................      $12,548,477         $35,506,483         $  38,665,521
                                                        ===========================================================
 Shares outstanding ..................................        1,043,127           2,802,558             2,679,435
                                                        ===========================================================
 Net asset value per share* ..........................      $     12.03         $     12.67         $       14.43
                                                        ===========================================================
 Maximum offering price per share (net asset value per
  share / 99.00%) ....................................      $     12.15         $     12.80         $       14.58
                                                        ===========================================================


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000

                                                         FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                            CONSERVATIVE          MODERATE            GROWTH
                                                             TARGET FUND         TARGET FUND        TARGET FUND
                                                         ----------------------------------------------------------
Investment income:
 Dividends .........................................         $ 1,654,511         $ 3,265,252        $  3,199,932
 Interest ..........................................               2,144               4,610               8,090
                                                         ----------------------------------------------------------
     Total investment income .......................           1,656,655           3,269,862           3,208,022
                                                         ----------------------------------------------------------
Expenses:
 Asset allocation fees (Note 3) ....................              55,630             146,487             201,780
 Distribution fees (Note 3)
  Class A ..........................................              40,880              87,697             138,724
  Class C ..........................................             112,691             296,629             297,935
 Transfer agent fees (Note 3) ......................              86,780             159,222             221,871
 Reports to shareholders ...........................               8,769              15,306              25,335
 Registration and filing fees ......................              27,808              25,472              25,650
 Professional fees (Note 3) ........................              10,391              12,993              14,676
 Trustees' fees and expenses .......................               1,047               2,416               3,104
 Amortization of organization costs ................              13,667              13,667              13,667
 Other .............................................               2,418               4,535               4,079
                                                         ----------------------------------------------------------
     Total expenses ................................             360,081             764,424             946,821
     Expenses waived/paid by affiliate (Note 3) ....              (1,534)                 --              (6,276)
                                                         ----------------------------------------------------------
          Net expenses .............................             358,547             764,424             940,545
                                                         ----------------------------------------------------------
              Net investment income ................           1,298,108           2,505,438           2,267,477
                                                         ----------------------------------------------------------
Realized and unrealized gains:
 Net realized gain from:
  Investments ......................................           1,096,906             646,006             768,072
  Distributions by underlying funds ................             223,759             385,633             694,961
                                                         ----------------------------------------------------------
          Net realized gain ........................           1,320,665           1,031,639           1,463,033
 Net unrealized appreciation on investments ........           1,824,100          10,629,864          19,648,176
                                                         ----------------------------------------------------------
Net realized and unrealized gain ...................           3,144,765          11,661,503          21,111,209
                                                         ----------------------------------------------------------
Net increase in net assets resulting from operations         $ 4,442,873         $14,166,941        $ 23,378,686
                                                         ==========================================================


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2000 AND 1999

                                           FRANKLIN TEMPLETON            FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                         CONSERVATIVE TARGET FUND       MODERATE TARGET FUND            GROWTH TARGET FUND
                                        ----------------------------------------------------------------------------------------
                                           2000           1999           2000           1999            2000           1999
                                        ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............   $ 1,298,108    $   898,863    $ 2,505,438    $ 1,445,031    $  2,267,477    $ 1,348,425
  Net realized gain (loss) from
    investments and distributions
    by underlying funds .............     1,320,665         (8,545)     1,031,639       (540,884)      1,463,033        973,605
  Net unrealized appreciation
    on investments ..................     1,824,100         44,250     10,629,864        431,844      19,648,176        897,958
                                        ----------------------------------------------------------------------------------------
     Net increase in net assets
       resulting from
       operations ...................     4,442,873        934,568     14,166,941      1,335,991      23,378,686      3,219,988
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................      (722,519)      (525,036)    (1,340,828)      (799,593)     (1,495,954)      (755,529)
   Class C ..........................      (436,488)      (370,036)      (898,190)      (563,370)       (525,026)      (393,545)
  Net realized gains:
   Class A ..........................       (79,616)      (252,162)            --       (450,558)     (1,063,719)      (925,041)
   Class C ..........................       (58,278)      (226,618)            --       (436,761)       (571,909)      (649,542)
                                        ----------------------------------------------------------------------------------------
 Total distributions
 to shareholders ....................    (1,296,901)    (1,373,852)    (2,239,018)    (2,250,282)     (3,656,608)    (2,723,657)
 Capital share transactions (Note 2):
   Class A ..........................     1,361,121      3,440,101      6,093,580      6,174,105      12,837,324     13,186,278
   Class C ..........................       630,017        605,215      5,719,792      5,323,233       9,810,819      1,263,611
                                        ----------------------------------------------------------------------------------------
 Total capital share transactions ...     1,991,138      4,045,316     11,813,372     11,497,338      22,648,143     14,449,889
     Net increase in
       net assets ...................     5,137,110      3,606,032     23,741,295     10,583,047      42,370,221     14,946,220
Net assets
 Beginning of year ..................    25,461,093     21,855,061     53,112,692     42,529,645      62,740,397     47,794,177
                                        ----------------------------------------------------------------------------------------
 End of year ........................   $30,598,203    $25,461,093    $76,853,987    $53,112,692    $105,110,618    $62,740,397
                                        ========================================================================================
Undistributed net investment income
 included in net assets:
  End of year .......................   $   275,409    $   136,308    $   533,982    $   267,562    $    560,129    $   353,170
                                        ========================================================================================


                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of three series (the Funds). The Funds' investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Investments in open-end investment companies (individually, an "Underlying Fund" and collectively, the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Distributions received by the Funds from the Underlying Funds may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ORGANIZATION COSTS

Organization costs are amortized on a straight line basis over five years.

e. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

The Funds offer two classes of shares: Class A and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege.

At July 31, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                   FRANKLIN TEMPLETON          FRANKLIN TEMPLETON            FRANKLIN TEMPLETON
                                CONSERVATIVE TARGET FUND      MODERATE TARGET FUND           GROWTH TARGET FUND
                                -------------------------------------------------------------------------------------
                                  SHARES        AMOUNT        SHARES         AMOUNT         SHARES         AMOUNT
                                -------------------------------------------------------------------------------------
Class A Shares:
Year ended July 31, 2000
 Shares sold .................    680,043    $ 8,144,164     1,518,765    $ 18,564,807     2,765,280    $ 37,899,437
 Shares issued in reinvestment
  of distributions ...........     66,004        780,688       109,501       1,323,208       191,549       2,530,225
 Shares redeemed .............   (642,559)    (7,563,731)   (1,153,633)    (13,794,435)   (2,084,927)    (27,592,338)
                                -------------------------------------------------------------------------------------
 Net increase ................    103,488    $ 1,361,121       474,633    $  6,093,580       871,902    $ 12,837,324
                                =====================================================================================
Year ended July 31, 1999
 Shares sold .................    871,382    $ 9,271,452     2,105,635    $ 21,553,554     2,724,621    $ 28,554,315
 Shares issued in reinvestment
  of distributions ...........     73,079        761,582       123,960       1,240,968       163,538       1,659,277
 Shares redeemed .............   (618,028)    (6,592,933)   (1,619,191)    (16,620,417)   (1,599,968)    (17,027,314)
                                -------------------------------------------------------------------------------------
 Net increase ................    326,433    $ 3,440,101       610,404    $  6,174,105     1,288,191    $ 13,186,278
                                =====================================================================================
CLASS C SHARES:
Year ended July 31, 2000
 Shares sold .................    310,985    $ 3,686,265     1,057,669    $ 13,015,733     1,110,295    $ 15,450,202
 Shares issued in reinvestment
  of distributions ...........     37,469        440,477        69,071         825,358        79,628       1,058,668
 Shares redeemed .............   (301,954)    (3,496,725)     (692,399)     (8,121,299)     (515,473)     (6,698,051)
                                -------------------------------------------------------------------------------------
 Net increase ................     46,500    $   630,017       434,341    $  5,719,792       674,450    $  9,810,819
                                =====================================================================================
Year ended July 31, 1999
 Shares sold .................    494,936    $ 5,208,996     1,271,888    $ 12,802,752       999,720    $ 10,409,420
 Shares issued in reinvestment
  of distributions ...........     52,583        543,981        95,432         943,487        98,719         999,891
 Shares redeemed .............   (486,242)    (5,147,762)     (830,060)     (8,423,006)     (965,758)    (10,145,700)
                                -------------------------------------------------------------------------------------
 Net increase ................     61,277    $   605,215       537,260    $  5,323,233       132,681    $  1,263,611
                                =====================================================================================



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

        ENTITY                                                          AFFILIATION
        ------------------------------------------------------------------------------------------------------
        Franklin Advisers, Inc. (Advisers)                              Investment manager

        Franklin Templeton Services, Inc. (FT Services)                 Administrative manager

        Franklin/Templeton Investor Services, Inc. (Investor Services)  Transfer agent

        Franklin/Templeton Distributors, Inc. (Distributors)            Principal underwriter

        The Underlying Funds                                            The funds in which the Trust invests

The Funds invest primarily in the Underlying Funds which are managed by Advisers.

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Pursuant to a SEC exemptive order, asset allocation fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Advisers agreed in advance to waive asset allocation fees for the Franklin Templeton Conservative Target Fund and the Franklin Templeton Growth Target Fund, as noted in the Statements of Operations. The agreements were in effect until August 31, 1999.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25% and 1.00% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                                   FRANKLIN      FRANKLIN      FRANKLIN
                                                   TEMPLETON     TEMPLETON     TEMPLETON
                                                 CONSERVATIVE    MODERATE       GROWTH
                                                  TARGET FUND   TARGET FUND   TARGET FUND
                                                 ----------------------------------------
        Net commissions paid ..................     $57,059      $160,625      $223,488
        Contingent deferred sales charges .....     $ 6,826      $  9,865      $  8,331

The Funds paid transfer agent fees of $467,873 of which $159,544 was paid to Investor Services.

Included in professional fees are legal fees of $12,666 that were paid to a law firm in which a partner of that firm was an officer of the fund.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. INCOME TAXES

At July 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                          FRANKLIN          FRANKLIN          FRANKLIN
                                          TEMPLETON         TEMPLETON         TEMPLETON
                                        CONSERVATIVE        MODERATE           GROWTH
                                         TARGET FUND       TARGET FUND       TARGET FUND
                                        -------------------------------------------------
        Investments at cost .........   $29,229,407        $66,851,126       $88,272,337
                                        =================================================
        Unrealized appreciation .....     2,203,295         11,609,155        21,313,610

        Unrealized depreciation .....      (572,481)        (1,010,650)       (1,696,228)
                                        -------------------------------------------------
        Net unrealized appreciation..   $ 1,630,814        $10,598,505       $19,617,382
                                        =================================================

Net realized capital gains/losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended July 31, 2000, were as follows:

                                      FRANKLIN        FRANKLIN       FRANKLIN
                                      TEMPLETON       TEMPLETON      TEMPLETON
                                    CONSERVATIVE      MODERATE        GROWTH
                                     TARGET FUND     TARGET FUND    TARGET FUND
                                    -------------------------------------------
        Purchases ...............   $24,238,055      $60,030,704    $81,987,202

        Sales ...................   $22,915,390      $49,913,738    $58,974,701



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting part of the Franklin Templeton Fund Allocator Series (hereafter referred to as the "Funds") at July 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
September 7, 2000



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Tax Information


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended July 31, 2000.

                                                                   CAPITAL GAINS
                                                                   -------------
                                                                   20% RATE GAIN
                                                                   -------------
        Franklin Templeton Conservative Target Fund .............     $206,681
        Franklin Templeton Moderate Target Fund .................       23,716
        Franklin Templeton Growth Target Fund ...................      959,991



                       This page intentionally left blank.

                       This page intentionally left blank.